Note 29 Capital ratios (Details) - EUR (€) € in Millions	Jun. 30, 2024 [1]	Dec. 31, 2023
Capital ratios [Line Items]
Eligible common equity tier 1 capital	€ 48,861	€ 46,116
Eligible additional tier 1 capital	5,915	6,033
Eligible tier 2 capital	9,467	8,182
Risk weighted assets	€ 383,179	€ 363,915
Common tier 1 capital ratio	12.75%	12.67%
Additional tier 1 capital ratio	1.54%	1.66%
Tier 1 capital ratio	14.30%	14.33%
Tier 2 capital ratio	2.47%	2.25%
Total capital ratio	16.77%	16.58%

[1]	(1) Provisional data.